Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2020
Organization and nature of operations
Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries

These consolidated financial statements include the financial statements of the Company, its subsidiaries, its variable interest entity (“VIE”) and the VIE’s subsidiaries (collectively referred to as the “Group”). As of December 31, 2020, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:

				% of direct
				or indirect
	Place of	Period of		economic
Name of entities	incorporation	incorporation	Relationship	ownership	Principal activities
Shenzhen Xunlei Networking Technologies Co., Ltd. (“Shenzhen Xunlei”)	People’s Republic of China (“PRC”)	January 2003	VIE	100%	Development of software, provision of online and related advertising, membership subscription and online game services, as well as sales of software licenses

Giganology (Shenzhen) Co., Ltd. (“Giganology Shenzhen”)	PRC	June 2005	Subsidiary	100%	Development of computer software and provision of information technology services to related companies

Shenzhen Xunlei Wangwenhua Co., Ltd. (formerly known as “Shenzhen Fengdong Networking Technologies Co., Ltd.”) (“Wangwenhua”)	PRC	December 2005	VIE’s subsidiary	100%	Development of software for related companies and provision of advertising services

Shenzhen Zhuolian Software Co., Ltd. (formerly known as “Xunlei Software (Shenzhen) Co., Ltd.”)	PRC	January 2010	VIE’s subsidiary	100%	Provision of software technology development for related companies

Xunlei Games Development (Shenzhen) Co., Ltd. (“Xunlei Games”)	PRC	February 2010	VIE’s subsidiary	70 (note 21)%	Development of online game and computer software for related companies and provision of advertising services

Xunlei Network Technologies Limited (“Xunlei BVI”)	British Virgin Islands	February 2011	Subsidiary	100%	Holding company

Xunlei Network Technologies Limited (“Xunlei HK”)	Hong Kong	March 2011	Subsidiary	100%	Holding company and development of computer software

Xunlei Computer (Shenzhen) Co., Ltd. (“Xunlei Computer”)	PRC	November 2011	Subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Onething Technologies Co., Ltd. (“Onething”)	PRC	September 2013	VIE’s subsidiary	100%	Development of computer software, sale of hardware, and provision of information technology services

Beijing Xunjing Technologies Co., Ltd. (formerly known as “Wangxin Century Technologies (Beijing) Co., Ltd.”) (“Beijing Xunjing”)	PRC	October 2015	VIE’s subsidiary	100%	Development of computer software and provision of information technology services

1.            Organization and nature of operations (Continued)

				% of direct
				or indirect
	Place of	Period of		economic
Name of entities	incorporation	incorporation	Relationship	ownership	Principal activities
Shenzhen Crystal Interactive Technologies Co., Ltd. (“Crystal Interactive”)	PRC	May 2016	VIE’s subsidiary	100%	Development of computer software and provision of information technology services

Beijing Onething Technologies Co., Ltd.	PRC	January 2017	VIE’s subsidiary	100%	Provision of technology services and development of computer software

HK Onething Technologies Ltd. (“HK Onething”)	Hong Kong	December 2017	Subsidiary	100%	Development of cloud computing technology and provision of related services

Hainan Onething E-Sports Co., Ltd.	PRC	May 2018	Subsidiary	100%	Development of computer software and E-sports related services

Henan Tourism Information Co., Ltd. (“Henan Tourism”)	PRC	June 2018	VIE’s Subsidiary	80 (note 21)%	Software development, tourism consulting and other related services

Onething Co., Ltd. (Thailand) (“Thailand Onething”)	Thailand	July 2018	Subsidiary	49 (note 21)%	Development of cloud computing technology and provision of related services

Hainan Xunlei Blockchain Technology Co., Ltd.	PRC	August 2018	VIE’s subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Yunwang Wulian Technology Co., Ltd. (formerly known as “Shenzhen Qianhai Shanxian Daojia Technology Co., Ltd.”, “Shanxian Daojia”)	PRC	September 2020	Subsidiary	100%	Development of computer software and provision of information technology services

Jiangxi Node Technology Service Co., Ltd.	PRC	July 2020	Subsidiary	100%	Development of computer software and provision of information technology services

Note a :   The English names of the PRC companies represent management’s translation of the Chinese names of these companies as they have not adopted formal English names.